PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
PROPERTY AND EQUIPMENT, NET
Less: accumulated depreciation	$ (213,879)	$ (224,152)
Property and equipment, net	$ 20,804	3,740
Salvage value	3.00%
Depreciation expenses	$ 1,397	297
Office equipment
PROPERTY AND EQUIPMENT, NET
Property, plant and equipment, gross	$ 186,642	200,947
Salvage value	3.00%
Useful life (years)	5 years
Electric equipment
PROPERTY AND EQUIPMENT, NET
Property, plant and equipment, gross	$ 30,418	$ 26,945
Salvage value	3.00%
Useful life (years)	5 years
Vehicles
PROPERTY AND EQUIPMENT, NET
Property, plant and equipment, gross	$ 17,622
Salvage value	3.00%
Useful life (years)	4 years